Intangibles assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Intangible Assets, Goodwill, and Accumulated Amortization

Changes in the carrying amount of intangible assets, goodwill, and accumulated amortization for the years ended December 31, 2018 and 2017 are analysed as follows:

	Trademarks patents and other	Software	Goodwill	Total

Cost as at January 1, 2017	13,715	27,687	1,921	43,323
Additions	—	1,239	2,041	3,280
Disposals	(8)	—	—	(8)
Effect of traslation adj.	189	—	(116)	73

Cost as at December 31, 2017	13,896	28,926	3,846	46,668
Additions	169	711	—	880
Disposals	(3)	(42)	—	(45)
Effect of traslation adj.	(41)	22	101	82

Cost as at December 31, 2018	14,021	29,617	3,947	47,585

Accumulated amortization as at January 1, 2017	(13,150)	(26,246)	—	(39,396)
Amortisation	(563)	(1,006)	—	(1,569)
Disposals	8	—	—	8
Effect of traslation adj.	126	—	—	126

Accumulated amortization as at December 31, 2017	(13,579)	(27,252)	—	(40,831)
Amortisation	(158)	(752)	—	(910)
Disposals	1	42	—	43
Effect of traslation adj.	27	(22)	—	4

Accumulated amortization as at December 31, 2018	(13,709)	(27,984)	—	(41,693)
Net book value as at January 1, 2017	565	1,441	1,921	3,927

Net book value as at December 31, 2017	317	1,674	3,846	5,837

Net book value as at December 31, 2018	312	1,633	3,947	5,892

Summary of Inputs and Assumptions Used in Performing Impairment Test for Intangible Assets and Goodwill

The key inputs and assumptions that were used in performing the 2018 and 2017 impairment tests for goodwill are as follows:

December, 2018 CGU	Net book value after impairment test	Growth rate	WACC	Sales CAGR 2019-2022

Italy – retail stores	1,921	0.5%	11%	6%
Mexico – retail stores	2,026	0.5%	18%	8.5%

Total goodwill	3,947

December, 2017 CGU	Net book value after impairment test	Growth rate	WACC	Sales CAGR 2018-2022

Italy – retail stores	1,921	0.5%	10%	5%
Mexico – retail stores	1,925	0.5%	17%	8.5%

Total goodwill	3,846